UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2008 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 112.5%
Consumer Discretionary 24.1%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK)	386,288	326,413
Affinia Group, Inc., 9.0%, 11/30/2014	705,000	623,925
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,055,000	888,837
American Achievement Corp., 8.25%, 4/1/2012	205,000	185,525
American Media Operations, Inc., Series B, 144A, 10.25%, 5/1/2009	10,180	6,973
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	475,000	375,250
8.0%, 3/15/2014	200,000	173,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	495,000	403,425
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	410,000	332,100
Cablevision Systems Corp., Series B, 9.644% **, 4/1/2009	220,000	220,000

CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015		345,000	324,300
Carrols Corp., 9.0%, 1/15/2013 (b)		200,000	182,000
Charter Communications Holdings LLC:
10.25%, 9/15/2010		2,145,000	1,962,675
Series B, 10.25%, 9/15/2010		640,000	580,800
11.0%, 10/1/2015		817,000	567,815
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	260,000	286,171
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		280,000	210,000
CSC Holdings, Inc.:
7.25%, 7/15/2008		365,000	365,913
Series B, 8.125%, 7/15/2009		1,300,000	1,322,750
Series B, 8.125%, 8/15/2009		735,000	747,862
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)		135,000	127,575
Dollarama Group LP, 10.579% **, 8/15/2012		330,000	322,575
EchoStar DBS Corp.:
6.625%, 10/1/2014		590,000	567,875
7.125%, 2/1/2016		450,000	442,125
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		525,000	378,000
Foot Locker, Inc., 8.5%, 1/15/2022		135,000	121,500
French Lick Resorts & Casinos LLC, 144A, 10.75%, 4/15/2014		1,590,000	961,950
General Motors Corp.:
7.2%, 1/15/2011		1,340,000	1,212,700
7.4%, 9/1/2025		245,000	182,525
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		3,065,000	3,233,575
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	387,450
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)		200,000	190,000
Hanesbrands, Inc., Series B, 8.204% **, 12/15/2014		610,000	536,800
Hertz Corp.:
8.875%, 1/1/2014		985,000	938,212
10.5%, 1/1/2016 (b)		225,000	213,750
Idearc, Inc., 8.0%, 11/15/2016		2,310,000	1,362,900
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		265,000	238,500
ION Media Networks, Inc., 144A, 10.508% **, 1/15/2013		385,000	296,931
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		620,000	423,150
Jarden Corp., 7.5%, 5/1/2017		340,000	297,925
Kabel Deutschland GmbH, 10.625%, 7/1/2014		475,000	451,250
Lamar Media Corp., Series C, 6.625%, 8/15/2015 (b)		265,000	243,800

Liberty Media LLC:
5.7%, 5/15/2013		60,000	53,651
8.25%, 2/1/2030 (b)		500,000	416,611
8.5%, 7/15/2029 (b)		675,000	577,799
Mediacom Broadband LLC, 8.5%, 10/15/2015		30,000	23,700
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		205,000	211,150
MGM MIRAGE:
6.0%, 10/1/2009		308,000	306,460
6.75%, 9/1/2012		180,000	169,200
8.375%, 2/1/2011 (b)		400,000	402,000
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		705,000	683,850
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,130,000	983,100
Penske Automotive Group, Inc., 7.75%, 12/15/2016		1,030,000	880,650
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		425,000	412,250
Quebecor Media, Inc., 144A, 7.75%, 3/15/2016		270,000	247,725
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 *		330,000	161,700
Quiksilver, Inc., 6.875%, 4/15/2015		555,000	438,450
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		305,000	219,600

Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	289,688
Seminole Hard Rock Entertainment, Inc., 144A, 7.491% **, 3/15/2014		475,000	370,500
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		335,000	298,150
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,345,000	897,787
7.875%, 1/15/2014		285,000	229,425
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		208,000	212,160
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013		615,000	507,375
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		405,000	377,156
Station Casinos, Inc., 6.5%, 2/1/2014		835,000	557,363
Travelport LLC:
9.749% **, 9/1/2014		315,000	252,000
9.875%, 9/1/2014		360,000	316,800
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		780,000	542,100
United Components, Inc., 9.375%, 6/15/2013		70,000	63,700
Unity Media GmbH, 144A, 10.375%, 2/15/2015		260,000	223,600
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		925,000	638,250
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	395,000	521,713
144A, 8.0%, 11/1/2016	EUR	195,000	251,634
Vitro SAB de CV:
8.625%, 2/1/2012		270,000	254,475
9.125%, 2/1/2017		940,000	825,790
11.75%, 11/1/2013		165,000	171,188
XM Satellite Radio, Inc., 9.75%, 5/1/2014		810,000	739,125
Young Broadcasting, Inc., 8.75%, 1/15/2014		2,060,000	1,328,700

			39,273,377
Consumer Staples 4.2%
Alliance One International, Inc., 8.5%, 5/15/2012		205,000	191,675
Delhaize America, Inc.:
8.05%, 4/15/2027		115,000	118,850
9.0%, 4/15/2031		923,000	1,119,293
General Nutrition Centers, Inc., 10.009% **, 3/15/2014 (PIK) (b)		470,000	374,825
Harry & David Holdings, Inc., 10.124% **, 3/1/2012		315,000	267,750
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,438,907
Pierre Foods, Inc., 9.875%, 7/15/2012		235,000	129,250
Pilgrim's Pride Corp., 7.625%, 5/1/2015		170,000	162,350
Rite Aid Corp., 7.5%, 3/1/2017		625,000	546,875
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		345,000	327,750
Viskase Companies, Inc., 11.5%, 6/15/2011		2,160,000	2,160,000

			6,837,525
Energy 12.1%
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,940,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		635,000	539,750
Chesapeake Energy Corp.:
6.25%, 1/15/2018		260,000	248,300
6.875%, 1/15/2016		1,414,000	1,392,790
7.75%, 1/15/2015 (b)		175,000	179,813
Cimarex Energy Co., 7.125%, 5/1/2017		340,000	333,200
Delta Petroleum Corp., 7.0%, 4/1/2015		915,000	800,625
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		130,000	126,263
8.375%, 5/1/2016		760,000	742,900
Energy Partners Ltd., 9.75%, 4/15/2014		335,000	280,563
EXCO Resources, Inc., 7.25%, 1/15/2011		593,000	570,762

Frontier Oil Corp., 6.625%, 10/1/2011		300,000	297,000
Mariner Energy, Inc.:
7.5%, 4/15/2013		355,000	341,687
8.0%, 5/15/2017		445,000	427,200
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		540,000	525,150
144A, 8.25%, 12/15/2014		430,000	424,625
Petrohawk Energy Corp., 9.125%, 7/15/2013		415,000	423,300
Plains Exploration & Production Co., 7.0%, 3/15/2017 (b)		365,000	350,400
Quicksilver Resources, Inc., 7.125%, 4/1/2016		995,000	952,712
Sabine Pass LNG LP:
7.25%, 11/30/2013		105,000	102,900
7.5%, 11/30/2016		1,145,000	1,122,100
Southwestern Energy Co., 144A, 7.5%, 2/1/2018		525,000	540,750
Stone Energy Corp.:
6.75%, 12/15/2014		1,225,000	1,117,812
8.25%, 12/15/2011		435,000	432,825
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		340,000	361,325
Tesoro Corp., 6.5%, 6/1/2017		190,000	176,700
Whiting Petroleum Corp.:
7.0%, 2/1/2014		430,000	427,850
7.25%, 5/1/2012		755,000	751,225
7.25%, 5/1/2013		175,000	173,688
Williams Companies, Inc.:
8.125%, 3/15/2012		1,265,000	1,378,850
8.75%, 3/15/2032		1,695,000	1,995,862
Williams Partners LP, 7.25%, 2/1/2017		335,000	337,513

			19,816,440
Financials 16.0%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		1,065,000	857,325
Ashton Woods USA LLC, 9.5%, 10/1/2015		1,060,000	540,600
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		200,000	152,000
CEVA Group PLC, 144A, 8.5%, 12/1/2014	EUR	330,000	325,643
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		1,850,000	2,072,000
E*TRADE Financial Corp.:
7.375%, 9/15/2013		650,000	497,250
7.875%, 12/1/2015		1,020,000	775,200
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *		5,435,860	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		2,660,000	2,275,085
7.375%, 10/28/2009		4,950,000	4,693,902
7.875%, 6/15/2010		1,295,000	1,193,442
GMAC LLC, 6.875%, 9/15/2011		5,035,000	4,108,192
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015		725,000	741,312
8.875%, 4/1/2015 (PIK) (b)		635,000	647,700
9.75%, 4/1/2017		675,000	669,937
Hexion US Finance Corp., 9.75%, 11/15/2014		210,000	217,350
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		425,000	411,188
iPayment, Inc., 9.75%, 5/15/2014		365,000	326,675
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		345,000	281,175
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		570,000	453,150
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		360,000	326,700
144A, 7.0%, 5/1/2017		335,000	300,663
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		270,000	232,875

Residential Capital LLC:
5.646% **, 6/9/2008	130,000	115,700
6.393% **, 11/21/2008	1,035,000	822,825
8.125%, 11/21/2008	360,000	278,100
Tropicana Entertainment LLC, 9.625%, 12/15/2014	580,000	278,400
UCI Holdco, Inc., 12.491% **, 12/15/2013 (PIK)	482,454	426,964
Universal City Development Partners, 11.75%, 4/1/2010	1,695,000	1,747,969
Yankee Acquisition Corp., Series B, 8.5%, 2/15/2015	515,000	430,025

		26,199,347
Health Care 6.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	575,000	491,625
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	535,000	543,025
Boston Scientific Corp., 6.0%, 6/15/2011	330,000	320,100
Community Health Systems, Inc., 8.875%, 7/15/2015	2,610,000	2,561,062
HCA, Inc.:
9.125%, 11/15/2014	535,000	545,700
9.25%, 11/15/2016	1,230,000	1,260,750
9.625%, 11/15/2016 (PIK)	565,000	583,362
HEALTHSOUTH Corp., 10.75%, 6/15/2016	285,000	298,538
IASIS Healthcare LLC, 8.75%, 6/15/2014	295,000	291,313
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	340,000	336,600
Sun Healthcare Group, Inc., 9.125%, 4/15/2015	340,000	327,250
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	410,000	332,100
The Cooper Companies, Inc., 7.125%, 2/15/2015	680,000	646,000
Universal Hospital Services, Inc., 8.5%, 6/1/2015 (PIK)	240,000	239,400
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	455,000	333,288
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,065,000	1,017,075

		10,127,188
Industrials 13.4%
Actuant Corp., 144A, 6.875%, 6/15/2017	270,000	260,550
Allied Security Escrow Corp., 11.375%, 7/15/2011	590,000	517,725
American Color Graphics, Inc., 10.0%, 6/15/2010	655,000	314,400
American Color Graphics, Inc., Promissory Note due 3/15/2008 (c)	39,300	18,864
American Railcar Industries, Inc., 7.5%, 3/1/2014	385,000	352,275
ARAMARK Corp., 6.739% **, 2/1/2015	475,000	415,625
Baldor Electric Co., 8.625%, 2/15/2017 (b)	340,000	333,200
Belden, Inc., 7.0%, 3/15/2017	340,000	330,650
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	99,000
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	425,000	426,063
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,095,000	1,007,400
Building Materials Corp. of America, 7.75%, 8/1/2014	470,000	347,800
Cenveo Corp., 7.875%, 12/1/2013	500,000	426,250
Congoleum Corp., 8.625, 8/1/2008 *	715,000	536,250
DRS Technologies, Inc.:
6.625%, 2/1/2016	170,000	166,175
6.875%, 11/1/2013	970,000	950,600
7.625%, 2/1/2018	1,175,000	1,175,000
Education Management LLC, 8.75%, 6/1/2014	345,000	303,600
Esco Corp.:
144A, 8.625%, 12/15/2013	655,000	625,525
144A, 8.866% **, 12/15/2013	40,000	35,400
General Cable Corp.:
7.104% **, 4/1/2015	530,000	455,800
7.125%, 4/1/2017 (b)	350,000	336,000

Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	285,000	263,625
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	340,000	251,600
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	500,000	340,000
8.875%, 4/1/2012	1,270,000	704,850
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014	555,000	515,456
7.625%, 12/1/2013	905,000	852,962
9.375%, 5/1/2012	885,000	920,400
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	260,000	262,600
9.5%, 10/1/2008	2,410,000	2,464,225
Mobile Services Group, Inc., 9.75%, 8/1/2014	635,000	593,725
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)	530,000	510,125
Panolam Industries International, Inc., 10.75%, 10/1/2013	210,000	163,800
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	1,940,000	1,134,900
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	81,000	86,265
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	305,000	274,500
Titan International, Inc., 8.0%, 1/15/2012	1,225,000	1,182,125
TransDigm, Inc., 7.75%, 7/15/2014	205,000	203,975
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	380,000	313,500
United Rentals North America, Inc.:
6.5%, 2/15/2012	370,000	334,850
7.0%, 2/15/2014	960,000	768,000
Xerox Capital Trust I, 8.0%, 2/1/2027	235,000	238,857

		21,814,492
Information Technology 3.4%
Alion Science & Technology Corp., 10.25%, 2/1/2015	275,000	180,812
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	600,000	489,000
L-3 Communications Corp.:
5.875%, 1/15/2015	1,150,000	1,118,375
Series B, 6.375%, 10/15/2015	510,000	506,175
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,300,000	975,000
MasTec, Inc., 7.625%, 2/1/2017	475,000	420,375
Sanmina-SCI Corp., 144A, 7.741% **, 6/15/2010	171,000	168,435
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	655,000	632,075
SunGard Data Systems, Inc., 10.25%, 8/15/2015	890,000	885,550
Vangent, Inc., 9.625%, 2/15/2015	275,000	206,594

		5,582,391
Materials 13.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)	200,000	194,000
ARCO Chemical Co., 9.8%, 2/1/2020	3,020,000	2,551,900
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	665,000	422,275
Cascades, Inc., 7.25%, 2/15/2013	1,002,000	906,810
Chemtura Corp., 6.875%, 6/1/2016	590,000	533,950
Clondalkin Acquisition BV, 144A, 6.991% **, 12/15/2013	465,000	381,300
CPG International I, Inc.:
10.5%, 7/1/2013	990,000	871,200
11.468% **, 7/1/2012	220,000	182,600
Exopack Holding Corp., 11.25%, 2/1/2014	1,125,000	1,040,625
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	540,000	572,400
GEO Specialty Chemicals, Inc., 144A, 12.703% **, 12/31/2009 (d)	1,821,000	1,363,474
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	240,000	223,200
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	340,000	282,200
Hexcel Corp., 6.75%, 2/1/2015	1,410,000	1,357,125

Huntsman LLC, 11.625%, 10/15/2010		1,738,000	1,842,280
Innophos, Inc., 8.875%, 8/15/2014		160,000	156,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012 (b)		505,000	470,912
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		930,000	790,500
Metals USA Holdings Corp., 10.729% **, 7/1/2012 (PIK)		480,000	355,200
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	130,500
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		420,000	375,900
Mueller Water Products, Inc., 7.375%, 6/1/2017		205,000	178,350
NewMarket Corp., 7.125%, 12/15/2016		810,000	793,800
NewPage Corp., 144A, 10.0%, 5/1/2012 (b)		680,000	681,700
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	400,000	561,716
Pliant Corp., 11.625%, 6/15/2009 (PIK)		3	3
Radnor Holdings Corp., 11.0%, 3/15/2010 *		180,000	1,350
Rhodia SA, 144A, 7.326% **, 10/15/2013	EUR	410,000	560,198
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		690,000	610,650
8.375%, 7/1/2012		340,000	319,600
Steel Dynamics, Inc.:
6.75%, 4/1/2015		540,000	527,850
144A, 7.375%, 11/1/2012		125,000	126,563
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		740,000	727,050
The Mosaic Co., 144A, 7.625%, 12/1/2014		615,000	653,437
Witco Corp., 6.875%, 2/1/2026		275,000	187,000
Wolverine Tube, Inc., 10.5%, 4/1/2009		600,000	531,000

			21,464,618
Telecommunication Services 9.3%
BCM Ireland Preferred Equity Ltd., 144A, 11.355% **, 2/15/2017 (PIK)	EUR	369,318	451,498
Centennial Communications Corp.:
10.0%, 1/1/2013		810,000	781,650
10.125%, 6/15/2013		275,000	277,750
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		715,000	715,000
8.375%, 1/15/2014 (b)		395,000	379,200
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		800,000	712,000
Embratel, Series B, 11.0%, 12/15/2008 (b)		150,000	158,063
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		165,801	158,340
Intelsat Corp., 9.0%, 6/15/2016		240,000	240,000
Intelsat Jackson Holding Ltd.:
9.25%, 6/15/2016		200,000	200,000
11.25%, 6/15/2016		625,000	622,656
Intelsat Ltd., 5.25%, 11/1/2008		630,000	634,725
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013		705,000	705,000
iPCS, Inc., 5.364% **, 5/1/2013		180,000	144,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		955,000	840,400
Millicom International Cellular SA, 10.0%, 12/1/2013		2,550,000	2,722,125
Nortel Networks Ltd., 8.508% **, 7/15/2011		640,000	553,600
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014		245,000	228,757
Qwest Corp., 7.25%, 9/15/2025		120,000	108,000
Rural Cellular Corp., 9.875%, 2/1/2010		615,000	631,912
Stratos Global Corp., 9.875%, 2/15/2013		260,000	263,900
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013		1,125,000	1,170,000
US Unwired, Inc., Series B, 10.0%, 6/15/2012		775,000	720,750
Virgin Media Finance PLC:
8.75%, 4/15/2014		810,000	692,550
8.75%, 4/15/2014 EUR		570,000	713,911

West Corp., 9.5%, 10/15/2014	405,000	354,375

		15,180,162
Utilities 10.7%
AES Corp.:
8.0%, 10/15/2017	670,000	683,400
144A, 8.75%, 5/15/2013	2,168,000	2,265,560
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	2,715,000	2,891,475
CMS Energy Corp., 8.5%, 4/15/2011 (b)	1,985,000	2,135,836
Edison Mission Energy, 7.0%, 5/15/2017	610,000	599,325
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	1,010,000	995,456
Mirant Americas Generation LLC, 8.3%, 5/1/2011	815,000	820,094
Mirant North America LLC, 7.375%, 12/31/2013	265,000	265,994
NRG Energy, Inc.:
7.25%, 2/1/2014	1,090,000	1,064,112
7.375%, 2/1/2016	2,305,000	2,221,444
Regency Energy Partners LP, 8.375%, 12/15/2013	485,000	485,000
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)	675,000	664,031
Sierra Pacific Resources:
6.75%, 8/15/2017	810,000	819,529
8.625%, 3/15/2014	155,000	164,824
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	1,490,000	1,452,752

		17,528,832

Total Corporate Bonds (Cost $204,807,952)		183,824,372
Senior Loans** 7.8%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.459%, 4/2/2014	198,500	176,169
Aleris International, Inc., Term Loan B, LIBOR plus 2.375%, 5.084%, 12/14/2013	268,643	221,295
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.209%, 6/30/2013	113,662	99,738
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 9.959%, 6/4/2010 *	466,667	23,334
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 5.959%, 4/11/2015	67,500	65,208
Term Loan B, LIBOR plus 3.25%, 5.959%, 4/11/2015	535,000	516,665
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	119,206	69,199
Term Loan B, 7.906%, 1/13/2011	893,312	518,568
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.209%, 10/10/2014	3,102,225	2,831,975
Term Loan B3, LIBOR plus 3.5%, 6.209%, 10/10/2014	2,014,950	1,848,716
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 9/16/2013	199,497	167,827
Golden Nugget, 6.37%, 6/16/2014	390,000	304,200
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 4.709%, 3/26/2014	16,851	15,713
Term Loan B, LIBOR plus 2.0%, 4.709%, 3/26/2014	197,651	184,458
HCA, Inc., Term Loan A1, 6.83%, 11/18/2012	1,096,613	1,010,627
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.959%, 5/5/2013	582,502	539,397
Term Loan C2, LIBOR plus 2.25%, 4.959%, 5/5/2013	162,513	150,189
IASIS Healthcare LLC, 8.494%, 6/15/2014	324,824	267,980
Local TV On Satellite LLC, Term Loan B, LIBOR plus 2.25%, 4.959%, 5/7/2013	199,000	172,135
Longview Power LLC:
Demand Draw, 5.385%, 4/1/2014	117,526	106,801
Letter of Credit, 7.125%, 4/1/2014	41,000	37,259
Term Loan B, 7.25%, 4/1/2014	113,000	102,689
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 5.709%, 11/5/2014	80,000	77,875
Rail America, Inc., 5.32%, 10/2/2008	520,000	491,400
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 4.959%, 9/30/2014	330,415	274,657

Symbion, Inc.:
Term Loan A, 6.494%, 8/23/2013	154,480	129,763
Term Loan B, 6.494%, 8/23/2014	154,480	132,852
Telesat Canada, Inc.:
Term Loan B, LIBOR plus 3.0%, 5.709%, 10/31/2014	717,339	662,513
8.09%, 9/1/2014	238,583	220,348
9.0%, 10/31/2008	1,010,000	833,250
Tribune Co., Term Loan B, 7.91%, 5/24/2014	676,600	495,918

Total Senior Loans (Cost $14,801,998)		12,748,718
	Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $476,321)	775,000	658,750
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	14,091	11,978
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

Total Common Stocks (Cost $154,244)		13,069
Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009*	60	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*	1,640	0
New Asat Finance LLC, Expiration Date 2/1/2011*	105,300	48,052

Total Warrants (Cost $1)		48,052
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0% *	2	9,100
Series AI, 144A, 12.0% *	15,000	682

Total Convertible Preferred Stocks (Cost $38,785)		9,782
Securities Lending Collateral 6.1%
Daily Assets Fund Institutional, 3.69% (e) (f) (Cost $9,935,415)	9,935,415	9,935,415
Cash Equivalents 2.8%
Cash Management QP Trust, 3.89% (e) (Cost $4,529,119)	4,529,119	4,529,119
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $234,743,835)	129.6	211,767,277
Other Assets and Liabilities, Net (b)	(2.7)	(4,414,061)
Notes Payable	(26.9)	(44,000,000)

Net Assets	100.0	163,353,216

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $235,230,227. At February 29, 2008, net unrealized depreciation for all securities based on tax cost was $23,462,950. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,171,252 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,634,202.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.959%	6/4/2010	466,667	USD	467,631	23,334
Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	536,250
Eaton Vance Corp., CDO II, Series C-X	13.68%	7/15/2012	5,435,860	USD	3,904,801	0
Quebecor World, Inc.	9.75%	1/15/2015	330,000	USD	330,000	161,700
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	1,350
					5,419,895	722,634

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 29, 2008.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $9,278,422. In addition, included in other assets and liabilities, net is a pending sale, amounting to $72,648 that is on loan. The value of all securities loaned at February 29, 2008 amounted to $9,351,070 which is 5.7% of net assets.

(c)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 3/15/2008. This security is deemed to be non-income producing.
(d)	Security has a deferred interest payment of $56,550 from April 1, 2006.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At February 29, 2008 the Fund had unfunded loan commitments of $133,894 which could be extended at the option of the borrower, pursuant to the following loan agreement:

	Unfunded Loan		Unrealized
Borrower	Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	67,331	65,208	(2,123)
Longview Power LLC, Demand Draw, 4/1/2014	12,767	12,245	(522)
Telesat Canada, Inc., Term Loan B, 10/31/2014	53,796	50,003	(3,792)
Total	133,894	127,456	(6,437)

At February 29, 2008, open credit default swaps contracts were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Net Unrealized Appreciation/ (Depreciation) ($)

10/4/2007 12/20/2008	335,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(9,888)
10/5/2007 12/20/2008	200,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(5,825)
10/23/2007 12/20/2008	810,000[2]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(22,006)
10/23/2007 12/20/2009	299,000[2]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(22,370)
12/13/2007 12/20/2009	360,000[3]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(20,839)
10/4/2007 12/20/2008	355,000[4]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(10,420)
10/23/2007 12/20/2008	560,000[2]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(14,695)
10/3/2007 12/20/2008	335,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(8,270)
2/19/2008 3/20/2009	1,110,000[3]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	5,216
11/21/2007 12/20/2008	370,000[3]	Fixed — 4.02%	Tenet Healthcare Corp. 7.375%, 2/1/2013	(1,936)
2/26/2008 3/20/2009	850,000[3]	Fixed — 5.0%	Tenet Healthcare Corp. 7.375%, 2/1/2013	975
Total net unrealized depreciation				(110,058)

Counterparties:
1	Goldman Sachs & Co.
2	Morgan Stanley Co., Inc.
3	Merrill Lynch, Pierce, Fenner & Smith, Inc.
4	Citigroup Global Markets, Inc.

As of February 29, 2008, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	2,318,000	USD	3,516,499	4/7/2008	1,561

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	2,441,100	USD	3,624,423	3/4/2008	(81,082)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments*
Level 1 - Quoted Prices	$ 14,464,534	$ -
Level 2 - Other Significant	197,241,623	(196,016)
Observable Inputs
Level 3 - Significant	61,120	-
Unobservable Inputs
Total	$ 211,767,277	$ (196,016)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Fund’s assets in which significant unobservable inputs (Level 3) were used in determining fair value at February 29, 2008:

Investments in Securities at Market Value
Balance as of December 1, 2007	$ 13,068
Total realized gains or losses	-
Change in unrealized appreciation (depreciation)	48,052
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of February 29, 2008	$ 61,120

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective December 1, 2007, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        April 16, 2008